Organization and Principal Activities (Details) - Schedule of Principal Subsidiaries and VIE Subsidiaries and Schools - VIEs [Member]	12 Months Ended
Aug. 31, 2024
Impetus Investment Limited ("Impetus") [Member]
Variable Interest Entity [Line Items]
Place of establishment	Cayman
Date of establishment	Apr. 01, 2014
Equity interest attributed to the Group as of August 31, 2024	100.00%
Principal activities	Investment holding
Zhuhai Bright Scholar [Member]
Variable Interest Entity [Line Items]
Place of establishment	PRC
Date of establishment	Jan. 24, 2017
Equity interest attributed to the Group as of August 31, 2024	100.00%
Principal activities	Management consulting service
Time Education China Holdings Limited [Member]
Variable Interest Entity [Line Items]
Place of establishment	Hong Kong
Date of establishment	Aug. 16, 2013
Equity interest attributed to the Group as of August 31, 2024	100.00%
Principal activities	Investment holding
Bright Scholar (Enlightenment) Investment Holdings Limited [Member]
Variable Interest Entity [Line Items]
Place of establishment	Cayman
Date of establishment	Dec. 27, 2017
Equity interest attributed to the Group as of August 31, 2024	100.00%
Principal activities	Investment holding
Shenzhen Qianhai Xingkeyucai Trading Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place of establishment	PRC
Date of establishment	Dec. 15, 2016
Equity interest attributed to the Group as of August 31, 2024	100.00%
Principal activities	Complementary education services
Can-achieve (Beijing) Education Consulting Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place of establishment	PRC
Date of establishment	May 14, 2008
Equity interest attributed to the Group as of August 31, 2024	70.00%
Principal activities	Complementary education services
Guangdong Bright Scholar Education Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place of establishment	PRC
Date of establishment	Sep. 26, 2017
Equity interest attributed to the Group as of August 31, 2024	100.00%
Principal activities	Complementary education services
Guangdong Zhixing Weilai Logistics Management Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place of establishment	PRC
Date of establishment	Oct. 24, 2018
Equity interest attributed to the Group as of August 31, 2024	100.00%
Principal activities	Complementary education services
Bright Scholar (UK) Holdings Limited [Member]
Variable Interest Entity [Line Items]
Place of establishment	UK
Date of establishment	Jul. 31, 2018
Equity interest attributed to the Group as of August 31, 2024	100.00%
Principal activities	Investment holding
CATS Colleges Holdings Limited [Member]
Variable Interest Entity [Line Items]
Place of establishment	UK
Date of establishment	Mar. 13, 2019
Equity interest attributed to the Group as of August 31, 2024	100.00%
Principal activities	Investment holding
Cambridge Arts and Science Limited [Member]
Variable Interest Entity [Line Items]
Place of establishment	UK
Date of establishment	Oct. 23, 1997
Equity interest attributed to the Group as of August 31, 2024	100.00%
Principal activities	Overseas education services
The Worthgate School Canterbury [Member]
Variable Interest Entity [Line Items]
Place of establishment	UK
Date of establishment	Aug. 29, 2007
Equity interest attributed to the Group as of August 31, 2024	100.00%
Principal activities	Overseas education services
Guildhouse School London [Member]
Variable Interest Entity [Line Items]
Place of establishment	UK
Date of establishment	Nov. 17, 2010
Equity interest attributed to the Group as of August 31, 2024	100.00%
Principal activities	Overseas education services
CATS Academy Boston Inc. [Member]
Variable Interest Entity [Line Items]
Place of establishment	US
Date of establishment	Jul. 05, 2012
Equity interest attributed to the Group as of August 31, 2024	100.00%
Principal activities	Overseas education services
Foshan Zhiliang Education Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place of establishment	PRC
Date of establishment	Aug. 13, 2021
Equity interest attributed to the Group as of August 31, 2024	100.00%
Principal activities	Investment holding
Beijing Boteng Consulting Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place of establishment	PRC
Date of establishment	Jun. 01, 2021
Equity interest attributed to the Group as of August 31, 2024	100.00%
Principal activities	Investment holding
Foshan Yongliang Education Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place of establishment	PRC
Date of establishment	Aug. 13, 2021
Equity interest attributed to the Group as of August 31, 2024	100.00%
Principal activities	Investment holding
Foshan Kunshun Culture Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place of establishment	PRC
Date of establishment	Apr. 27, 2022
Equity interest attributed to the Group as of August 31, 2024	100.00%
Principal activities	Complementary education services
Foshan ShunQian Culture Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place of establishment	PRC
Date of establishment	May 20, 2022
Equity interest attributed to the Group as of August 31, 2024	100.00%
Principal activities	Complementary education services
Guangzhou Shunheng Culture Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place of establishment	PRC
Date of establishment	Mar. 17, 2022
Equity interest attributed to the Group as of August 31, 2024	100.00%
Principal activities	Complementary education services
Jiangmen Shunkun Culture Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place of establishment	PRC
Date of establishment	Jun. 16, 2022
Equity interest attributed to the Group as of August 31, 2024	100.00%
Principal activities	Complementary education services
Jurong Shuntai Culture Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place of establishment	PRC
Date of establishment	May 31, 2022
Equity interest attributed to the Group as of August 31, 2024	100.00%
Principal activities	Complementary education services